Shareholder Report, Line Graph (Details) - USD ($)				7 Months Ended	10 Months Ended	12 Months Ended		19 Months Ended	22 Months Ended	24 Months Ended	31 Months Ended	34 Months Ended	36 Months Ended	43 Months Ended	46 Months Ended	48 Months Ended	55 Months Ended	58 Months Ended	60 Months Ended	67 Months Ended	70 Months Ended	72 Months Ended	79 Months Ended	84 Months Ended	91 Months Ended	96 Months Ended	103 Months Ended	108 Months Ended	115 Months Ended	120 Months Ended
	Oct. 30, 2020	Jan. 27, 2017	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2021	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2022	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2023	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2026
American Funds Mortgage Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class A (with sales charge)
Accumulated Value			$ 9,625				$ 9,812			$ 9,634			$ 10,217			$ 10,863			$ 10,877			$ 10,027		$ 9,718		$ 10,373		$ 10,757		$ 10,880
American Funds Mortgage Fund® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class C (with sales charge)
Accumulated Value			10,000				10,125			9,853			10,371			10,946			10,874			9,958		9,584		10,145		10,520		10,640
American Funds Mortgage Fund® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class F-1
Accumulated Value			10,000				10,192			10,006			10,612			11,285			11,302			10,432		10,107		10,797		11,202		11,347
American Funds Mortgage Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class F-2
Accumulated Value			10,000				10,230			10,062			10,713			11,411			11,459			10,605		10,312		11,031		11,474		11,653
American Funds Mortgage Fund® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class F-3
Accumulated Value		$ 10,000		$ 10,233				$ 10,085			$ 10,748			$ 11,461			$ 11,522			$ 10,675			$ 10,393		$ 11,131		$ 11,592		$ 11,786
American Funds Mortgage Fund® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class 529-A (with sales charge)
Accumulated Value			9,650				9,842			9,646			10,234			10,867			10,878			10,035		9,724		10,365		10,758		10,880
American Funds Mortgage Fund® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class 529-C (with sales charge)
Accumulated Value			10,000				10,110			9,843			10,357			10,919			10,845			10,005		9,694		10,333		10,726		10,847
American Funds Mortgage Fund® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class 529-E
Accumulated Value			10,000				10,165			9,952			10,526			11,154			11,143			10,264		9,926		10,564		10,928		11,039
American Funds Mortgage Fund® - 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class 529-F-2
Accumulated Value	$ 10,000				$ 10,039				$ 9,287			$ 9,033			$ 9,657			$ 10,041			$ 10,195
American Funds Mortgage Fund® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class 529-F-3
Accumulated Value	10,000				10,050				9,306			9,055			9,693			10,092			10,257
American Funds Mortgage Fund® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class R-1
Accumulated Value			10,000				10,113			9,853			10,375			10,929			10,866			9,954		9,574		10,152		10,455		10,508
American Funds Mortgage Fund® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class R-2
Accumulated Value			10,000				10,118			9,862			10,387			10,956			10,893			9,979		9,611		10,183		10,489		10,545
American Funds Mortgage Fund® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class R-2E
Accumulated Value			10,000				10,168			9,935			10,505			11,116			11,085			10,188		9,839		10,466		10,817		10,919
American Funds Mortgage Fund® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class R-3
Accumulated Value			10,000				10,159			9,942			10,513			11,125			11,112			10,220		9,881		10,525		10,888		10,982
American Funds Mortgage Fund® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class R-4
Accumulated Value			10,000				10,194			10,011			10,620			11,295			11,315			10,448		10,135		10,814		11,221		11,368
American Funds Mortgage Fund® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class R-5E
Accumulated Value			10,000				10,225			10,068			10,701			11,392			11,433			10,575		10,279		11,001		11,438		11,611
American Funds Mortgage Fund® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class R-5
Accumulated Value			10,000				10,225			10,072			10,716			11,430			11,484			10,635		10,346		11,072		11,523		11,708
American Funds Mortgage Fund® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class R-6
Accumulated Value			10,000				10,233			10,085			10,738			11,462			11,523			10,677		10,383		11,131		11,592		11,772
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,357	10,042		10,049	10,248	8,885	9,944	11,291	8,779	10,955	12,022	9,420	11,665	12,012	9,715	11,655	10,628	9,899	10,313	10,502	10,189	11,268	10,933	11,621	11,276	11,841	11,489
Bloomberg U.S. Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Mortgage Backed Securities Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,277	$ 9,997		$ 10,080	$ 10,222	$ 9,024	$ 10,027	$ 10,944	$ 8,835	$ 10,735	$ 11,441	$ 9,494	$ 11,222	$ 11,421	$ 9,813	$ 11,202	$ 10,309	$ 10,110	$ 10,112	$ 10,093	$ 9,900	$ 10,846	$ 10,639	$ 11,211	$ 10,996	$ 11,549	$ 11,328